Intangible Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about intangible assets [line items]
Intangible asset, carrying amount	¥ 1,951,133		¥ 1,874,824		$ 274,668
Capitalized developemnt costs gross	¥ 1,951,133		¥ 1,874,824		$ 274,668
Guangxi Yuchai Machinery Company Limited [member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax discount rate that would result in an impairment	20.94%		17.92%		20.94%
Pre-tax discount rate applied to cash flow projection	15.10%		14.34%		15.10%
Impairment on goodwill	¥ 0
Long term rates used to extrapolate the budget	1.00%		5.00%		1.00%
Guangxi Yuchai Machinery Company Limited [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Percentage decrease in demand that would result in an impairment	12.85%		26.64%		12.85%
Technology development cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset, carrying amount	¥ 186,200		¥ 181,200		$ 26,200
Capitalized developemnt costs gross	484,100		1,052,200		68,100
Technology Know How [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset, carrying amount	5,000				$ 700
Transfers from development costs to Technology Know-how	754,400	$ 106,200	¥ 121,200
Technology Know How [Member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset, carrying amount	¥ (126,700)
Trademarks [Member]
Disclosure of detailed information about intangible assets [line items]
Payment for trademark license fee				¥ 169,800
Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax discount rate	15.10%	15.10%	14.34%
Estimation of future business projection	In 2022 and 2023, the Group performs an impairment test on the development costs that are not available for use. No impairment has been identified. The recoverable amount was determined based on its value in use using the discounted cash flow approach. Cash flows were projected based on historical growth, past experience and management best estimation of future business outlook. In 2023, the Group used 6-10 years (2022: 7 years) forecast and were based on the updated financial budgets approved by the senior management with no terminal value.	In 2022 and 2023, the Group performs an impairment test on the development costs that are not available for use. No impairment has been identified. The recoverable amount was determined based on its value in use using the discounted cash flow approach. Cash flows were projected based on historical growth, past experience and management best estimation of future business outlook. In 2023, the Group used 6-10 years (2022: 7 years) forecast and were based on the updated financial budgets approved by the senior management with no terminal value.
Pre-tax discount rate that would results in an impairment	15.99%		19.17%		15.99%
Capitalized developemnt costs gross	¥ 484,059		¥ 1,052,244		$ 68,143
Development costs [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated revenue growth rate	10.00%	10.00%	15.00%
Percentage decrease in demand that would result in an impairment	6.56%		4.88%		6.56%
Development costs [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated revenue growth rate	25.00%	25.00%	20.00%